Not FDIC Insured May Lose Value No Bank Guarantee
188-Q1PH

Schedule of Investments
(unaudited)
Templeton China World Fund 2
Notes to Schedule of Investments 5

Templeton China World Fund
Schedule of Investments (unaudited), November 30, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 100.3%
Advertising 4.0%
Focus Media Information Technology Co. Ltd. , A .............. China 2,949,427 $ 2,701,462
a,b
Mobvista, Inc. , 144A , Reg S ............................. China 631,000 237,343
2,938,805
Air Freight & Logistics 1.9%
SF Holding Co. Ltd. , A .................................. China 232,830 1,377,206
Apparel, Accessories & Luxury Goods 3.0%
ANTA Sports Products Ltd. .............................. China 211,644 2,208,856
Application Software 1.0%
Hundsun Technologies, Inc. , A ............................ China 172,973 727,746
Automobile Manufacturers 1.7%
BYD Co. Ltd. , H ...................................... China 45,500 1,222,948
Automotive Parts & Equipment 1.1%
Fuyao Glass Industry Group Co. Ltd. , A ..................... China 158,000 834,474
Brewers 1.9%
China Resources Beer Holdings Co. Ltd. .................... China 305,657 1,377,944
Broadline Retail 13.9%
a
Alibaba Group Holding Ltd. .............................. China 820,757 7,629,666
a
PDD Holdings, Inc. , ADR ................................ China 17,693 2,608,656
10,238,322
Commodity Chemicals 1.0%
Guangzhou Tinci Materials Technology Co. Ltd. , A ............. China 211,643 717,473
Construction Machinery & Heavy Transportation Equipment 1.5%
Weichai Power Co. Ltd. , H .............................. China 599,088 1,102,391
Distillers & Vintners 4.9%
Kweichow Moutai Co. Ltd. , A ............................. China 8,550 2,146,141
Wuliangye Yibin Co. Ltd. , A .............................. China 69,921 1,457,104
3,603,245
Diversified Banks 4.0%
China Merchants Bank Co. Ltd. , H ......................... China 535,953 1,870,581
b
Postal Savings Bank of China Co. Ltd. , H , 144A , Reg S ......... China 2,453,700 1,088,566
2,959,147
Electrical Components & Equipment 3.2%
Contemporary Amperex Technology Co. Ltd. , A ............... China 66,142 1,547,935
GoodWe Technologies Co. Ltd. , A ......................... China 52,220 789,940
2,337,875
Financial Exchanges & Data 3.5%
East Money Information Co. Ltd. , A ........................ China 551,010 1,129,567
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 41,077 1,454,305
2,583,872
Health Care Equipment 1.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , A .......... China 25,000 1,017,558
Health Care Facilities 1.2%
Aier Eye Hospital Group Co. Ltd. , A ........................ China 359,177 857,915

Templeton China World Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Health Care Services 0.6%
a,b,c
New Horizon Health Ltd. , 144A , Reg S ..................... China 153,923 $ 476,861
a
Heavy Electrical Equipment 2.7%
NARI Technology Co. Ltd. , A ............................. China 639,698 1,973,967
Interactive Home Entertainment 4.8%
NetEase, Inc. ........................................ China 154,907 3,494,629
Interactive Media & Services 21.5%
a
Baidu, Inc. , A ......................................... China 161,674 2,399,222
a
Baidu, Inc. , ADR ...................................... China 9,446 1,120,863
Tencent Holdings Ltd. .................................. China 295,210 12,298,831
15,818,916
Life & Health Insurance 4.2%
Ping An Insurance Group Co. of China Ltd. , H ................ China 674,000 3,091,561
Life Sciences Tools & Services 3.0%
a,b
Wuxi Biologics Cayman, Inc. , 144A , Reg S .................. China 380,583 2,113,137
a
WuXi XDC Cayman, Inc. ................................ China 25,078 91,824
2,204,961
Packaged Foods & Meats 2.9%
b
China Feihe Ltd. , 144A , Reg S ........................... China 1,040,000 609,435
a
China Mengniu Dairy Co. Ltd. ............................ China 495,000 1,551,105
2,160,540
Pharmaceuticals 2.6%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , A ................. China 284,600 1,913,803
Real Estate Development 1.4%
China Resources Land Ltd. .............................. China 272,867 999,069
Renewable Electricity 1.5%
China Yangtze Power Co. Ltd. , A .......................... China 333,000 1,065,099
Restaurants 5.9%
a,b
Meituan Dianping , B , 144A , Reg S ........................ China 297,597 3,445,309
Yum China Holdings, Inc. , ( HKD Traded) .................... China 3,300 139,276
Yum China Holdings, Inc. , ( USD Traded) .................... China 17,360 749,605
4,334,190
Total Common Stocks (Cost $ 75,855,617 ) ......................................
73,639,373
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.0%
†
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 5.036% .... United States 647 647
Total Money Market Funds (Cost $ 647 ) .........................................
647

Templeton China World Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 7 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 5.036% .... United States 198,327 $ 198,327
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 198,327 ) ...................................................................
198,327
Total Short Term Investments (Cost $ 198,974 ) ..................................
198,974
a
Total Investments (Cost $ 76,054,591 ) 100 .6% ...................................
$73,838,347
Other Assets, less Liabilities ( 0 .6 ) % ...........................................
(417,656)
Net Assets 100.0% ...........................................................
$73,420,691
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $7,970,651, representing 10.9% of net assets.
c
A portion or all of the security is on loan at November 30, 2023.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton China World Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton China World Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2023, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.036% $378 $2,764,525 $(2,764,256) $— $— $647 647 $2,271
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.036% $— $469,747 $(271,420) $— $— $198,327 198,327 $2,095
Total Affiliated Securities ... $378 $3,234,272 $(3,035,676) $— $— $198,974 $4,366
2. Financial Instrument Valuation
(continued)

Templeton China World Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Advertising ........................... $ — $ 2,938,805 $ — $ 2,938,805
Air Freight & Logistics ................... — 1,377,206 — 1,377,206
Apparel, Accessories & Luxury Goods ....... — 2,208,856 — 2,208,856
Application Software .................... — 727,746 — 727,746
Automobile Manufacturers ............... — 1,222,948 — 1,222,948
Automotive Parts & Equipment ............ — 834,474 — 834,474
Brewers ............................. — 1,377,944 — 1,377,944
Broadline Retail ....................... 2,608,656 7,629,666 — 10,238,322
Commodity Chemicals .................. — 717,473 — 717,473
Construction Machinery & Heavy Transportation
Equipment .......................... — 1,102,391 — 1,102,391
Distillers & Vintners ..................... — 3,603,245 — 3,603,245
Diversified Banks ...................... — 2,959,147 — 2,959,147
Electrical Components & Equipment ........ — 2,337,875 — 2,337,875
Financial Exchanges & Data .............. — 2,583,872 — 2,583,872
Health Care Equipment .................. — 1,017,558 — 1,017,558
Health Care Facilities ................... — 857,915 — 857,915
Health Care Services ................... — 476,861 — 476,861
Heavy Electrical Equipment .............. — 1,973,967 — 1,973,967
Interactive Home Entertainment ........... — 3,494,629 — 3,494,629
Interactive Media & Services .............. 1,120,863 14,698,053 — 15,818,916
Life & Health Insurance .................. — 3,091,561 — 3,091,561
Life Sciences Tools & Services ............ 91,824 2,113,137 — 2,204,961
Packaged Foods & Meats ................ — 2,160,540 — 2,160,540
Pharmaceuticals ....................... — 1,913,803 — 1,913,803
Real Estate Development ................ — 999,069 — 999,069
Renewable Electricity ................... — 1,065,099 — 1,065,099
Restaurants .......................... 749,605 3,584,585 — 4,334,190
Short Term Investments ................... 198,974 — — 198,974
Total Investments in Securities ........... $4,769,922 $69,068,425
a
$— $73,838,347
a
Includes foreign securities valued at $69,068,425, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.